UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  028-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

 /s/    James Crichton     New York, NY     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $3,108,389 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    88626   433400 SH       SOLE                   433400        0        0
AMERICAN TOWER CORP            CL A             029912201   189958  3630000 SH       SOLE                  3630000        0        0
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107   199301  9450000 SH       SOLE                  9450000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105   104785   340000 SH       SOLE                   340000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105    98621   320000 SH  PUT  SOLE                   320000        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109    68573  2350000 SH       SOLE                  2350000        0        0
CONTINENTAL RESOURCES INC      COM              212015101    52317   806000 SH       SOLE                   806000        0        0
DOMINOS PIZZA INC              COM              25754A201   148664  5890000 SH       SOLE                  5890000        0        0
EBAY INC                       COM              278642103   112945  3500000 SH       SOLE                  3500000        0        0
FRESH MKT INC                  COM              35804H106    86991  2249000 SH       SOLE                  2249000        0        0
MASCO CORP                     COM              574599106    48661  4045000 SH       SOLE                  4045000        0        0
MASTERCARD INC                 CL A             57636Q104   122043   405000 SH       SOLE                   405000        0        0
MCDONALDS CORP                 COM              580135101   194779  2310000 SH       SOLE                  2310000        0        0
MSC INDL DIRECT INC            CL A             553530106    72941  1100000 SH       SOLE                  1100000        0        0
POLO RALPH LAUREN CORP         CL A             731572103    86860   655000 SH       SOLE                   655000        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    42016  2600000 SH       SOLE                  2600000        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106   395325 10500000 SH       SOLE                 10500000        0        0
SHERWIN WILLIAMS CO            COM              824348106   121612  1450000 SH       SOLE                  1450000        0        0
SINA CORP                      ORD              G81477104     8328    80000 SH       SOLE                    80000        0        0
SODASTREAM INTERNATIONAL LTD   USD SHS          M9068E105    44075   724800 SH       SOLE                   724800        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    87601   600000 SH       SOLE                   600000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    34310   235000 SH  PUT  SOLE                   235000        0        0
TE CONNECTIVITY LTD            REG SHS          H84989104   185270  5040000 SH       SOLE                  5040000        0        0
VISA INC                       COM CL A         92826C839   119228  1415000 SH       SOLE                  1415000        0        0
WILLIAMS COS INC DEL           COM              969457100   180290  5960000 SH       SOLE                  5960000        0        0
WILLIAMS COS INC DEL           COM              969457100   178475  5900000 SH  PUT  SOLE                  5900000        0        0
YANDEX N V                     SHS CLASS A      N97284108    35794  1008000 SH       SOLE                  1008000        0        0